Cover	Sep. 24, 2024
Cover [Abstract]
Entity Registrant Name	CORRELATE ENERGY CORP.
Entity Central Index Key	0001108645
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 24, 2024
Entity File Number	000-30746
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-4250492
Entity Address Address Line 1	176 S. Capitol Blvd.
Entity Address Address Line 2	2nd Floor
Entity Address City Or Town	Boise
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83702
City Area Code	855
Local Phone Number	264-4060
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false